Long Term Debt - Summary of Long Term Debt (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Long term debt
Secured debt	₨ 53,097,937	$ 815,511	₨ 32,697,568
Secured debt other	10,886	167
Total Debt	53,108,823	815,678	32,697,568
Current and Noncurrent
Less current portion	873,883	13,422	1,554,806
Long-term debt, non-current	52,234,940	802,257	31,142,762
Total Debt	53,108,823	815,678	32,697,568
Secured Foreign Currency Term Loans [Member]
Long term debt
Secured debt	35,524,189	545,603	5,385,949
Secured Indian Rupee Term Loans [Member]
Long term debt
Secured debt	₨ 17,573,746	$ 269,909	₨ 27,311,619